13. Employee benefits (Tables)	6 Months Ended
Jun. 30, 2020
Employee Benefits
Schedule of employee benefits
	06.30.2020	12.31.2019
Accrued vacation pay	648	660
Profit sharing	19	16
Employees variable compensation program	328	655
Voluntary Severance Program (PDV)	969	140
Salaries and related charges	358	212
Total	2,322	1,683
Current	1,695	1,645
Non-current	627	38

Schedule of pension plan assets

Changes in the provision for expenses relating to voluntary severance programs implemented by the Company are set out as follows:

	Jan-Jun/2020	Jan-Dec/2019
Opening Balance	140	35
Discontinued operations	−	(21)
Enrollments	952	200
Revision of provisions	(8)	(2)
Separations in the period	(57)	(71)
Cumulative translation adjustment	(58)	(1)
Closing Balance	969	140
Current	342	98
Non-current	627	42